SHARE-BASED COMPENSATION - Restricted share units (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 ¥ / shares
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	13,178,072
Employee and Non employee options | 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	13,178,072	9,253,000
Vesting period (in years)		4 years
Fair value of the ordinary share (per share) | (per share)		$ 6.04			¥ 38.48
Employee options | 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary share (per share) | (per share)	$ 2.02			¥ 13.94
Employee options | 2015 Plan and 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years
Employee options | Vesting schedule, one | 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	2 years
Employee options | Vesting schedule, two | 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years
Employees and executives options | 2015 Plan and 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			17,995,626
Fair value of the ordinary share (per share) | (per share)			$ 4.36			¥ 28.42
Employees and executives options | Vesting schedule, one | 2015 Plan and 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			1 year
Employees and executives options | Vesting schedule, two | 2015 Plan and 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			4 years
Employees and executives options | Vesting schedule, three | 2015 Plan and 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			6 years